Supplement dated July 19, 2024
to the Prospectuses, each as supplemented, if applicable, of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2024
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2024
Columbia Funds Series Trust II
Columbia Capital Allocation Conservative Portfolio	6/1/2024
Columbia Capital Allocation Moderate Portfolio	6/1/2024
Columbia Capital Allocation Aggressive Portfolio	6/1/2024
Columbia Income Builder Fund	6/1/2024
The disclosure for Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Large Cap Enhanced Core, Columbia Select Large Cap Equity and Columbia Small Cap Value II in each fund's Appendix B - Underlying Funds - Investment Objectives and Strategies is deleted and replaced with the following:
Columbia Acorn International®
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, France and the United Kingdom). The Fund also may invest up to 20% of its net assets in companies in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the MSCI EAFE SMID Cap Growth Index (Net), the Fund’s primary benchmark (the Index), at the time of purchase (between $1.8 million and $29.9 billion as of April 30, 2024). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. As long as a majority of its net assets are invested in companies within the market capitalization range of the Index, the Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the range of the Index or falls below the market capitalization of the smallest company within the Index. The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments, including the industrials and information technology sectors.
Columbia Wanger Asset Management, LLC, the Fund’s investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.
Columbia Acorn International SelectSM
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, France and the United Kingdom). The Fund also may invest up to 20% of its net assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations generally in the range of market capitalizations in the MSCI EAFE Growth Index (Net), the Fund’s primary benchmark (the Index), at the time of purchase (between $893 million and $422.3 billion as of April 30, 2024). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. As long as a majority of its net assets are invested in companies within the market capitalization range of the Index, the Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the range of the Index or falls below the market capitalization of the smallest company within the Index.
Columbia Wanger Asset Management, LLC, the Fund’s investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies. The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments, including the industrials and information technology sectors.
The Fund invests in a limited number of foreign companies, offering the potential to provide above-average growth over time. Generally, the Fund anticipates holding between 30-60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range. In pursuit of the Fund’s objective, the portfolio managers will take advantage of the research and stock-picking capabilities of the Investment Manager and will generally concentrate the Fund’s investments in those sectors, companies, geographic regions or industries that the portfolio managers believe offer the best investment return potential.
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Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Enhanced Core Fund (the Fund) seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.
The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index.
Although the Fund’s investment manager attempts to maintain a portfolio that generally matches the risk characteristics of the Index, it will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
Columbia Select Large Cap Equity Fund
Columbia Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor’s (S&P) 500 Index (the Index). The market capitalization range of the companies included within the Index was $5.3 billion to $3.1 trillion as of May 31, 2024. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities and may invest in exchange-traded funds. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector. Generally, the Fund anticipates holding between 40 and 60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Small Cap Value Fund II
Columbia Small Cap Value Fund II (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $11.1 million and $11.7 billion as of May 31, 2024) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Index are subject to change.
The Fund typically seeks to invest in companies at the higher end of the capitalization range of the Index that the Fund’s investment manager believes are more liquid.
The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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